SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2012
SEGMENTED INFORMATION
SEGMENTED INFORMATION

11.   SEGMENTED INFORMATION

  Agnico-Eagle operates in a single industry, namely exploration for and production of gold. The Company's primary operations are in Canada, Mexico and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Executive Officer and that represent more than 10% of the combined revenue, profit or loss or total assets of all operating segments. The following are the reporting segments of the Company and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Canada:	LaRonde mine, Lapa mine, Goldex mine, Meadowbank mine, Meliadine project and the Regional Office
Europe:	Kittila mine
Latin America:	Pinos Altos mine, Creston Mascota deposit at Pinos Altos and the La India project
Exploration:	USA Exploration office, Europe Exploration office, Canada Exploration offices, and the Latin America Exploration office

  The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies. There are no transactions between the reported segments affecting revenue. Production costs for the reported segments are net of intercompany transactions. Of the $229.3 million of goodwill reflected on the interim consolidated balance sheets at June 30, 2012, $200.1 million relates to the Meliadine project that is a component of the Canada segment and $29.2 million relates to the La India project that is a component of the Latin America segment.

  Corporate Head Office assets are included in the "Canada" segment and specific corporate income and expense items are noted separately below.

  The Creston Mascota deposit at Pinos Altos achieved commercial production on March 1, 2011. The LaRonde mine extension achieved commercial production on December 1, 2011.

Three Months Ended June 30, 2012	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$283,851	$155,572	$48,799	$12,250	$(6,946)	$74,176
Europe	55,004	23,515	7,056	—	152	24,281
Latin America	120,706	40,819	10,455	—	(3,953)	73,385
Exploration	—	—	—	22,036	(262)	(21,774)

	$459,561	$219,906	$66,310	$34,286	$(11,009)	$150,068

Segment income						$150,068
Corporate and Other:
Interest and sundry expense						(23)
Impairment loss on available-for-sale securities						(11,581)
Loss on sale of available-for-sale securities						(6,731)
Loss on derivative financial instruments						(4,321)
General and administrative						(32,015)
Provincial capital tax						(4,001)
Interest expense						(14,220)

Income before income and mining taxes						$77,176

Three Months Ended June 30, 2011	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$298,143	$148,231	$45,870	$—	$1,383	$102,659
Europe	44,895	26,192	5,509	—	(76)	13,270
Latin America	90,653	38,331	7,856	—	772	43,694
Exploration	—	—	—	17,289	634	(17,923)

	$433,691	$212,754	$59,235	$17,289	$2,713	$141,700

Segment income						$141,700
Corporate and Other:
Interest and sundry expense						(224)
Gain on sale of available-for-sale securities						420
Gain on derivative financial instruments						981
General and administrative						(24,122)
Interest expense						(13,989)

Income before income and mining taxes						$104,766

Six Months Ended June 30, 2012	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$577,410	$309,416	$95,904	$23,963	$1,667	$146,460
Europe	130,083	49,545	14,451	—	1,216	64,871
Latin America	225,002	75,980	20,508	—	1,791	126,723
Exploration	—	—	—	33,431	(166)	(33,265)

	$932,495	$434,941	$130,863	$57,394	$4,508	$304,789

Segment income						$304,789
Corporate and Other:
Interest and sundry income						246
Impairment loss on available-for-sale securities						(11,581)
Loss on sale of available-for-sale securities						(6,731)
Loss on derivative financial instruments						(3,426)
General and administrative						(65,943)
Provincial capital tax						(4,001)
Interest expense						(28,667)

Income before income and mining taxes						$184,686

Six Months Ended June 30, 2011	Revenues from Mining Operations	Production Costs	Amortization of Property, Plant and Mine Development	Exploration and Corporate Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$575,714	$287,391	$92,971	$—	$11,688	$183,664
Europe	101,226	54,692	12,777	—	3,787	29,970
Latin America	168,819	69,238	15,416	—	669	83,496
Exploration	—	—	—	34,267	634	(34,901)

	$845,759	$411,321	$121,164	$34,267	$16,778	$262,229

Segment income						$262,229
Corporate and Other:
Interest and sundry income						24
Gain on sale of available-for-sale securities						4,814
Gain on derivative financial instruments						2,332
General and administrative						(59,274)
Interest expense						(27,997)

Income before income and mining taxes						$182,128

	Total Assets as at
	June 30, 2012	December 31, 2011
Canada	$3,224,312	$3,205,158
Europe	813,156	771,714
Latin America	984,590	1,020,078
Exploration	45,492	37,312

	$5,067,550	$5,034,262